John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 95.7%		$673,204,229
(Cost $618,793,770)
Communication services 8.0%		56,081,205
Entertainment 5.3%
Glu Mobile, Inc. (A)	881,822	8,324,400
Rovio Entertainment OYJ (B)	1,133,278	7,590,550
Sciplay Corp., Class A (A)	724,951	10,598,784
Zynga, Inc., Class A (A)	1,073,961	10,557,037
Interactive media and services 2.7%
CarGurus, Inc. (A)	388,820	11,233,010
TripAdvisor, Inc.	384,450	7,777,424
Consumer discretionary 10.0%		70,226,924
Auto components 0.9%
Cooper Tire & Rubber Company	196,338	6,098,258
Hotels, restaurants and leisure 0.9%
Vail Resorts, Inc.	34,489	6,622,923
Household durables 1.6%
Universal Electronics, Inc. (A)	246,250	11,344,738
Internet and direct marketing retail 1.3%
The RealReal, Inc. (A)	647,539	8,832,432
Specialty retail 3.5%
Lithia Motors, Inc., Class A	51,569	11,817,036
Urban Outfitters, Inc. (A)	432,718	7,157,156
Williams-Sonoma, Inc.	68,623	5,978,436
Textiles, apparel and luxury goods 1.8%
Columbia Sportswear Company	102,209	7,751,531
Movado Group, Inc.	479,711	4,624,414
Consumer staples 2.0%		14,294,182
Beverages 0.9%
The Boston Beer Company, Inc., Class A (A)	8,344	6,762,311
Household products 1.1%
Central Garden & Pet Company, Class A (A)	217,370	7,531,871
Energy 1.5%		10,792,175
Oil, gas and consumable fuels 1.5%
Magnolia Oil & Gas Corp., Class A (A)	897,301	5,365,860
PDC Energy, Inc. (A)	380,527	5,426,315
Financials 9.6%		67,270,122
Banks 5.7%
Atlantic Union Bankshares Corp.	53,020	1,196,661
Banner Corp.	168,976	5,986,820
First Community Corp.	231,759	3,105,571
Independent Bank Group, Inc.	234,446	10,299,213
Pinnacle Financial Partners, Inc.	186,909	7,405,335
South State Corp.	103,183	4,917,702
Univest Financial Corp.	461,277	7,052,925
Capital markets 1.5%
Moelis & Company, Class A	353,179	10,521,202
Diversified financial services 1.0%
Cannae Holdings, Inc. (A)	185,526	6,990,620
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 1.4%
First American Financial Corp.	192,003	$9,794,073
Health care 18.0%		126,534,870
Biotechnology 3.5%
DBV Technologies SA, ADR (A)	266,844	1,096,729
Emergent BioSolutions, Inc. (A)	119,833	13,330,223
Ligand Pharmaceuticals, Inc. (A)	36,582	4,286,679
Retrophin, Inc. (A)	148,719	2,956,534
Sage Therapeutics, Inc. (A)	62,811	2,862,297
Health care equipment and supplies 8.1%
AngioDynamics, Inc. (A)	719,961	5,946,878
AtriCure, Inc. (A)	110,401	4,505,465
Cutera, Inc. (A)	384,342	5,469,187
Haemonetics Corp. (A)	63,871	5,598,932
Integer Holdings Corp. (A)	130,312	8,570,620
Integra LifeSciences Holdings Corp. (A)	164,920	7,874,930
Merit Medical Systems, Inc. (A)	141,075	6,308,874
SeaSpine Holdings Corp. (A)	461,258	4,321,987
The Cooper Companies, Inc.	29,717	8,407,831
Health care providers and services 1.8%
The Providence Service Corp. (A)	155,988	12,636,588
Health care technology 0.7%
Change Healthcare, Inc. (A)	446,068	5,201,153
Life sciences tools and services 2.5%
PRA Health Sciences, Inc. (A)	65,454	6,974,778
Syneos Health, Inc. (A)	167,069	10,423,435
Pharmaceuticals 1.4%
Agile Therapeutics, Inc. (A)	1,157,700	2,894,250
Chiasma, Inc. (A)	368,937	1,612,255
Prestige Consumer Healthcare, Inc. (A)	141,308	5,255,245
Industrials 13.2%		92,777,274
Air freight and logistics 1.1%
Hub Group, Inc., Class A (A)	151,843	8,032,495
Building products 0.7%
Armstrong World Industries, Inc.	65,371	4,657,030
Commercial services and supplies 2.2%
ABM Industries, Inc.	209,378	7,516,670
UniFirst Corp.	41,448	7,729,223
Construction and engineering 2.7%
EMCOR Group, Inc.	93,978	6,437,493
Quanta Services, Inc.	319,472	12,769,296
Electrical equipment 1.4%
Regal Beloit Corp.	104,377	9,599,553
Machinery 2.5%
Kennametal, Inc.	278,638	7,512,080
The Timken Company	228,034	10,412,032
Trading companies and distributors 2.6%
Applied Industrial Technologies, Inc.	194,767	12,293,693
Watsco, Inc.	24,644	5,817,709
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology 23.6%		$165,809,053
IT services 1.5%
WNS Holdings, Ltd., ADR (A)	166,542	10,652,026
Semiconductors and semiconductor equipment 10.0%
Advanced Energy Industries, Inc. (A)	115,822	8,521,025
Ambarella, Inc. (A)	131,470	5,952,962
Camtek, Ltd.	473,521	7,117,021
DSP Group, Inc. (A)	435,529	6,467,606
Kulicke & Soffa Industries, Inc.	273,590	6,484,083
MaxLinear, Inc. (A)	448,249	11,363,112
Silicon Motion Technology Corp., ADR	151,000	6,246,870
Synaptics, Inc. (A)	107,803	8,626,396
Tower Semiconductor, Ltd. (A)	447,633	9,624,110
Software 10.5%
Box, Inc., Class A (A)	357,921	6,424,682
CommVault Systems, Inc. (A)	189,202	8,340,024
j2 Global, Inc. (A)	146,143	8,289,231
Mimecast, Ltd. (A)	164,461	7,718,155
MobileIron, Inc. (A)	1,459,317	9,091,545
Progress Software Corp.	278,636	9,713,251
Sailpoint Technologies Holdings, Inc. (A)	265,713	8,369,960
Tenable Holdings, Inc. (A)	220,867	7,494,017
Varonis Systems, Inc. (A)	77,107	8,354,537
Technology hardware, storage and peripherals 1.6%
Super Micro Computer, Inc. (A)	361,605	10,958,440
Materials 2.9%		20,706,633
Chemicals 0.9%
Valvoline, Inc.	326,380	6,697,318
Containers and packaging 1.5%
Graphic Packaging Holding Company	751,644	10,477,917
Metals and mining 0.5%
Kaiser Aluminum Corp.	57,004	3,531,398
Real estate 6.1%		42,789,238
Equity real estate investment trusts 6.1%
American Assets Trust, Inc.	230,089	6,212,403
EastGroup Properties, Inc.	98,201	13,027,345
First Industrial Realty Trust, Inc.	275,536	12,101,541
Physicians Realty Trust	634,587	11,447,949
Utilities 0.8%		5,922,553
Multi-utilities 0.8%
Unitil Corp.	137,255	5,922,553

	Yield (%)	Shares	Value
Short-term investments 4.0%			$28,050,115
(Cost $28,050,115)
Short-term funds 4.0%			28,050,115
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0970(C)	28,050,115	28,050,115

Total investments (Cost $646,843,885) 99.7%	$701,254,344
Other assets and liabilities, net 0.3%	2,069,944
Total net assets 100.0%	$703,324,288

4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$56,081,205	$48,490,655	$7,590,550	—
Consumer discretionary	70,226,924	70,226,924	—	—
Consumer staples	14,294,182	14,294,182	—	—
Energy	10,792,175	10,792,175	—	—
Financials	67,270,122	67,270,122	—	—
Health care	126,534,870	126,534,870	—	—
Industrials	92,777,274	92,777,274	—	—
Information technology	165,809,053	165,809,053	—	—
Materials	20,706,633	20,706,633	—	—
Real estate	42,789,238	42,789,238	—	—
Utilities	5,922,553	5,922,553	—	—
Short-term investments	28,050,115	28,050,115	—	—
Total investments in securities	$701,254,344	$693,663,794	$7,590,550	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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